UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-07264
Investment Company Act File Number

Greater China Growth Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

August 31
Date of Fiscal Year End

May 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
EX-99.CERT Section 302 Certification

Item 1.	Schedule of Investments

Greater China Growth Portfolio	as of May 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.2%

Security	Shares	Value
China — 61.4%

Chemicals — 0.7%
China BlueChemical, Ltd., Class H	2,638,000	$1,545,030

		$1,545,030

Commercial Banks — 8.5%
Bank of China, Ltd.	10,820,000	$4,907,278
China Construction Bank Corp., Class H	10,580,000	6,906,081
Industrial and Commercial Bank of China, Ltd., Class H	10,351,000	6,597,638

		$18,410,997

Construction & Engineering — 1.2%
China Communications Construction Co., Ltd., Class H	1,893,000	$2,660,352

		$2,660,352

Construction Materials — 1.3%
Anhui Conch Cement Co., Ltd., Class H	234,000	$1,695,825
China National Building Material Co., Ltd., Class H	476,000	1,054,454

		$2,750,279

Containers & Packaging — 1.1%
AMVIG Holdings, Ltd.	4,414,000	$2,471,006

		$2,471,006

Diversified Consumer Services — 1.7%
New Oriental Education & Technology Group, Inc. ADR(1)	67,400	$3,704,304

		$3,704,304

Diversified Telecommunication Services — 1.4%
China Communications Services Corp., Ltd., Class H	4,822,000	$2,966,423

		$2,966,423

Electrical Equipment — 2.9%
China High Speed Transmission Equipment Group Co., Ltd.	1,490,000	$3,176,434
Shanghai Electric Group Co., Ltd., Class H	6,498,000	3,106,735

		$6,283,169

Energy Equipment & Services — 1.7%
China Oilfield Services, Ltd., Class H	3,322,000	$3,672,983

		$3,672,983

Health Care Equipment & Supplies — 1.3%
Mindray Medical International, Ltd. ADR	124,800	$2,871,648

		$2,871,648

Industrial Conglomerates — 3.0%
Beijing Enterprises Holdings, Ltd.	593,500	$2,700,696
Shanghai Industrial Holdings, Ltd.	936,000	3,736,456

		$6,437,152

Security	Shares	Value
Insurance — 4.4%
China Insurance International Holdings Co., Ltd.(1)	596,000	$1,112,774
China Life Insurance Co., Ltd., Class H	2,069,000	7,605,449
Ping An Insurance (Group) Co. of China, Ltd.	129,500	906,458

		$9,624,681

Internet Software & Services — 5.1%
NetEase.com, Inc. ADR(1)	123,800	$4,281,004
Tencent Holdings, Ltd.	593,200	6,662,280

		$10,943,284

Machinery — 1.3%
China South Locomotive and Rolling Stock Corp., Class H	4,258,000	$2,811,801

		$2,811,801

Multiline Retail — 1.8%
Parkson Retail Group, Ltd.	2,529,500	$3,989,964

		$3,989,964

Oil, Gas & Consumable Fuels — 7.3%
China Petroleum and Chemical Corp.	3,446,000	$2,814,440
China Shenhua Energy Co., Ltd., Class H	1,195,000	4,037,331
CNOOC, Ltd.	3,709,000	4,964,606
PetroChina Co., Ltd., Class H	3,514,000	4,081,640

		$15,898,017

Real Estate Management & Development — 3.7%
China Overseas Land & Investment, Ltd.	2,001,040	$4,284,176
Guangzhou R&F Properties Co., Ltd., Class H	1,612,000	3,715,119

		$7,999,295

Specialty Retail — 1.1%
Belle International Holdings, Ltd.	3,005,000	$2,367,110

		$2,367,110

Textiles, Apparel & Luxury Goods — 2.8%
China Dongxiang Group Co.	2,904,000	$1,637,133
Ports Design, Ltd.	2,191,500	4,340,697

		$5,977,830

Transportation Infrastructure — 2.4%
China Merchants Holdings International Co., Ltd.	914,000	$2,846,873
Zhejiang Expressway Co., Ltd., Class H	2,946,000	2,311,577

		$5,158,450

Wireless Telecommunication Services — 6.7%
China Mobile, Ltd.	1,484,000	$14,573,074

		$14,573,074

Total China (identified cost $109,735,577)		$133,116,849

Hong Kong — 18.7%

Chemicals — 1.9%
Huabao International Holdings, Ltd.	4,620,000	$4,195,629

		$4,195,629

Security	Shares	Value
Commercial Banks — 1.2%
Hang Seng Bank, Ltd.	186,900	$2,692,312

		$2,692,312

Distributors — 3.1%
Integrated Distribution Services Group, Ltd.	2,447,000	$3,556,473
Li & Fung, Ltd.	1,172,000	3,177,277

		$6,733,750

Diversified Financial Services — 1.9%
Hong Kong Exchanges and Clearing, Ltd.	268,300	$4,192,268

		$4,192,268

Electric Utilities — 1.3%
CLP Holdings, Ltd.	411,000	$2,769,318

		$2,769,318

Industrial Conglomerates — 0.6%
Hutchison Whampoa, Ltd.	170,000	$1,200,293

		$1,200,293

Real Estate Management & Development — 7.5%
Cheung Kong Holdings, Ltd.	462,000	$5,756,733
Kerry Properties, Ltd.	593,000	2,548,590
Sun Hung Kai Properties, Ltd.	308,000	3,858,374
Swire Pacific, Ltd., Class A	395,500	3,967,072

		$16,130,769

Specialty Retail — 1.2%
Esprit Holdings, Ltd.	389,500	$2,491,727

		$2,491,727

Total Hong Kong (identified cost $41,407,839)		$40,406,066

Taiwan — 18.1%

Chemicals — 2.6%
Taiwan Fertilizer Co., Ltd.	1,744,000	$5,620,889

		$5,620,889

Commercial Banks — 0.5%
Chinatrust Financial Holding Co., Ltd.	1,677,000	$1,119,159

		$1,119,159

Computers & Peripherals — 0.4%
Compal Electronics	959,000	$819,039

		$819,039

Diversified Telecommunication Services — 2.6%
Chunghwa Telecom Co., Ltd.	2,882,655	$5,507,901

		$5,507,901

Electronic Equipment, Instruments & Components — 2.4%
Hon Hai Precision Industry Co., Ltd.	1,343,882	$5,148,662

		$5,148,662

Food & Staples Retailing — 1.7%
President Chain Store Corp.	1,454,000	$3,773,737

		$3,773,737

Security	Shares	Value
Hotels, Restaurants & Leisure — 2.0%
Formosa International Hotels Corp.	289,978	$4,378,215

		$4,378,215

Semiconductors & Semiconductor Equipment — 5.9%
MediaTek, Inc.	228,199	$2,843,627
Taiwan Semiconductor Manufacturing Co., Ltd.	5,403,820	10,001,237

		$12,844,864

Total Taiwan (identified cost $39,114,313)		$39,212,466

Total Common Stocks (identified cost $190,257,729)		$212,735,381

Total Investments — 98.2% (identified cost $190,257,729)		$212,735,381

Other Assets, Less Liabilities — 1.8%		$3,938,258

Net Assets — 100.0%		$216,673,639

ADR	-	American Depository Receipt

(1)		Non-income producing security.

The Portfolio did not have any open financial instruments at May 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$190,257,729

Gross unrealized appreciation	$42,378,680
Gross unrealized depreciation	(19,901,028)

Net unrealized appreciation	$22,477,652

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$10,856,956
Level 2	Other Significant Observable Inputs	201,878,425
Level 3	Significant Unobservable Inputs	—

Total		$212,735,381

The Portfolio held no investments or other financial instruments as of August 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Greater China Growth Portfolio

By:	/s/ Hon. Robert Lloyd George

Hon. Robert Lloyd George
President

Date:	July 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hon. Robert Lloyd George

Hon. Robert Lloyd George
President

Date:	July 24, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	July 24, 2009